Quarterly Holdings Report
for
Fidelity® Series International Developed Markets Bond Index Fund
September 30, 2025
IDM-NPRT3-1125
1.9901936.104
Foreign Government and Government Agency Obligations - 99.6%
		Principal Amount (a)	Value ($)
AUSTRALIA - 4.9%
Australian Commonwealth 0.5% 9/21/2026 (b)	AUD	64,476,000	41,423,107
Australian Commonwealth 1% 11/21/2031 (b)	AUD	108,757,000	60,712,856
Australian Commonwealth 1% 12/21/2030 (b)	AUD	32,812,000	18,897,213
Australian Commonwealth 1.25% 5/21/2032	AUD	63,500,000	35,434,998
Australian Commonwealth 1.5% 6/21/2031	AUD	18,500,000	10,792,552
Australian Commonwealth 1.75% 6/21/2051 (b)	AUD	28,212,000	9,943,820
Australian Commonwealth 2.5% 5/21/2030	AUD	64,800,000	40,726,963
Australian Commonwealth 2.75% 11/21/2027 (b)	AUD	131,951,000	85,979,596
Australian Commonwealth 2.75% 11/21/2028 (b)	AUD	7,267,000	4,694,514
Australian Commonwealth 2.75% 11/21/2029 (b)	AUD	137,813,000	88,103,139
Australian Commonwealth 2.75% 5/21/2041 (b)	AUD	35,678,000	18,637,912
Australian Commonwealth 2.75% 6/21/2035 (b)	AUD	111,000,000	64,450,500
Australian Commonwealth 3% 11/21/2033 (b)	AUD	34,500,000	21,045,276
Australian Commonwealth 3% 3/21/2047 (b)	AUD	24,400,000	12,122,511
Australian Commonwealth 3.25% 4/21/2029 (b)	AUD	64,300,000	42,059,718
Australian Commonwealth 3.5% 12/21/2034 (b)	AUD	88,000,000	54,933,805
Australian Commonwealth 3.75% 4/21/2037 (b)	AUD	29,572,000	18,386,289
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	39,600,000	25,366,910
Australian Commonwealth 4.25% 6/21/2034 (b)	AUD	12,800,000	8,503,130
Australian Commonwealth 4.5% 4/21/2033 (b)	AUD	72,521,000	49,345,662
Australian Commonwealth 4.75% 4/21/2027 (b)	AUD	31,200,000	21,033,786
Australian Commonwealth 4.75% 6/21/2054 (b)	AUD	15,800,000	10,113,613
TOTAL AUSTRALIA			742,707,870
AUSTRIA - 4.7%
Austrian Republic 0% 10/20/2028 (b)(c)	EUR	8,400,000	9,218,750
Austrian Republic 0% 10/20/2040 (b)(c)	EUR	46,009,000	32,438,371
Austrian Republic 0% 2/20/2030 (b)(c)	EUR	86,862,000	91,711,932
Austrian Republic 0% 2/20/2031 (b)(c)	EUR	35,903,000	36,763,300
Austrian Republic 0.25% 10/20/2036 (b)(c)	EUR	24,709,000	21,190,731
Austrian Republic 0.5% 2/20/2029 (b)(c)	EUR	63,200,000	69,894,953
Austrian Republic 0.5% 4/20/2027 (b)(c)	EUR	58,716,000	67,337,595
Austrian Republic 0.7% 4/20/2071 (b)(c)	EUR	2,400,000	1,000,036
Austrian Republic 0.75% 10/20/2026 (b)(c)	EUR	41,310,000	47,874,355
Austrian Republic 0.75% 2/20/2028 (b)(c)	EUR	19,197,000	21,821,522
Austrian Republic 0.75% 3/20/2051 (b)(c)	EUR	36,477,000	22,545,087
Austrian Republic 0.85% 6/30/2120 (b)(c)	EUR	32,016,000	11,547,478
Austrian Republic 0.9% 2/20/2032 (b)(c)	EUR	12,330,000	12,976,985
Austrian Republic 1.5% 11/2/2086 (b)(c)	EUR	16,500,000	9,305,024
Austrian Republic 2.1% 9/20/2117 (b)(c)	EUR	6,220,000	4,323,133
Austrian Republic 2.9% 2/20/2033 (b)(c)	EUR	32,600,000	38,574,673
Austrian Republic 2.9% 2/20/2034 (b)(c)	EUR	77,000,000	90,401,850
Austrian Republic 2.9% 5/23/2029 (b)(c)	EUR	9,400,000	11,265,124
Austrian Republic 2.95% 2/20/2035 (b)(c)	EUR	16,700,000	19,515,072
Austrian Republic 3.15% 10/20/2053 (b)(c)	EUR	5,500,000	5,824,617
Austrian Republic 3.15% 6/20/2044 (b)(c)	EUR	44,680,000	49,899,559
Austrian Republic 3.8% 1/26/2062 (b)(c)	EUR	12,165,000	14,504,837
Austrian Republic 4.15% 3/15/2037 (b)(c)	EUR	16,199,000	20,763,454
TOTAL AUSTRIA			710,698,438
BELGIUM - 4.7%
Kingdom of Belgium 0% 10/22/2027 (b)(c)	EUR	44,928,000	50,524,978
Kingdom of Belgium 0% 10/22/2031 (b)(c)	EUR	54,206,000	53,994,898
Kingdom of Belgium 0.1% 6/22/2030 (b)(c)	EUR	21,700,000	22,729,852
Kingdom of Belgium 0.35% 6/22/2032 (b)(c)	EUR	42,390,000	42,192,597
Kingdom of Belgium 0.4% 6/22/2040 (b)(c)	EUR	18,700,000	13,803,381
Kingdom of Belgium 0.65% 6/22/2071 (b)(c)	EUR	53,103,000	18,703,923
Kingdom of Belgium 0.8% 6/22/2027 (b)(c)	EUR	6,886,000	7,912,541
Kingdom of Belgium 0.8% 6/22/2028 (b)(c)	EUR	29,386,000	33,220,177
Kingdom of Belgium 0.9% 6/22/2029 (b)(c)	EUR	33,476,000	37,235,626
Kingdom of Belgium 1% 6/22/2026 (b)(c)	EUR	10,527,000	12,269,897
Kingdom of Belgium 1% 6/22/2031 (b)(c)	EUR	19,681,000	21,043,190
Kingdom of Belgium 1.4% 6/22/2053 (b)(c)	EUR	31,810,000	20,635,900
Kingdom of Belgium 1.6% 6/22/2047 (b)(c)	EUR	9,816,000	7,566,694
Kingdom of Belgium 1.7% 6/22/2050 (b)(c)	EUR	16,649,000	12,382,011
Kingdom of Belgium 1.9% 6/22/2038 (b)(c)	EUR	7,550,000	7,382,376
Kingdom of Belgium 2.15% 6/22/2066 (b)(c)	EUR	9,430,000	6,606,875
Kingdom of Belgium 2.7% 10/22/2029 (b)(c)	EUR	34,700,000	41,131,857
Kingdom of Belgium 2.85% 10/22/2034 (b)(c)	EUR	63,200,000	72,344,219
Kingdom of Belgium 3% 6/22/2033 (b)(c)	EUR	19,500,000	22,917,785
Kingdom of Belgium 3.1% 6/22/2035 (b)(c)	EUR	26,000,000	30,129,644
Kingdom of Belgium 3.3% 6/22/2054 (b)(c)	EUR	5,200,000	5,234,172
Kingdom of Belgium 3.45% 6/22/2043 (b)(c)	EUR	1,700,000	1,893,747
Kingdom of Belgium 3.75% 6/22/2045 (b)	EUR	33,738,000	38,774,564
Kingdom of Belgium 4.25% 3/28/2041 (b)(c)	EUR	44,660,000	55,657,812
Kingdom of Belgium 5% 3/28/2035 (b)(c)	EUR	46,949,000	63,234,097
TOTAL BELGIUM			699,522,813
CANADA - 4.9%
Canadian Government 0.5% 12/1/2030	CAD	63,762,000	40,829,915
Canadian Government 1% 6/1/2027	CAD	6,319,000	4,432,487
Canadian Government 1.25% 3/1/2027	CAD	30,500,000	21,544,740
Canadian Government 1.25% 6/1/2030	CAD	12,150,000	8,170,672
Canadian Government 1.5% 12/1/2031	CAD	54,493,000	36,112,919
Canadian Government 1.75% 12/1/2053 (d)	CAD	46,000,000	22,121,340
Canadian Government 2% 12/1/2051	CAD	59,969,000	31,264,576
Canadian Government 2% 6/1/2032	CAD	12,000,000	8,140,016
Canadian Government 2.25% 6/1/2029	CAD	700,000	496,576
Canadian Government 2.5% 12/1/2032	CAD	24,700,000	17,214,743
Canadian Government 2.5% 8/1/2027	CAD	43,500,000	31,265,435
Canadian Government 2.75% 12/1/2055	CAD	6,600,000	3,980,946
Canadian Government 2.75% 12/1/2064	CAD	36,400,000	21,401,055
Canadian Government 2.75% 3/1/2030	CAD	19,500,000	14,041,637
Canadian Government 2.75% 6/1/2033	CAD	15,500,000	10,937,235
Canadian Government 2.75% 9/1/2027	CAD	4,200,000	3,033,151
Canadian Government 2.75% 9/1/2030	CAD	45,900,000	32,962,776
Canadian Government 3% 6/1/2034	CAD	74,800,000	53,338,909
Canadian Government 3.25% 11/1/2026	CAD	97,800,000	70,870,629
Canadian Government 3.25% 12/1/2033	CAD	33,700,000	24,551,875
Canadian Government 3.25% 12/1/2034	CAD	42,800,000	31,011,225
Canadian Government 3.25% 6/1/2035	CAD	48,200,000	34,816,827
Canadian Government 3.5% 12/1/2045	CAD	8,519,000	6,095,999
Canadian Government 3.5% 12/1/2057	CAD	6,500,000	4,550,412
Canadian Government 3.5% 3/1/2028	CAD	57,700,000	42,422,096
Canadian Government 3.5% 9/1/2029	CAD	102,500,000	75,971,914
Canadian Government 4% 3/1/2029	CAD	44,500,000	33,432,556
Canadian Government 4% 6/1/2041	CAD	19,381,000	14,849,514
Canadian Government 4% 8/1/2026	CAD	29,400,000	21,394,520
Canadian Government 5.75% 6/1/2029	CAD	4,040,000	3,216,043
Canadian Government 5.75% 6/1/2033	CAD	14,800,000	12,602,598
TOTAL CANADA			737,075,336
CYPRUS - 0.3%
Cyprus Government Bond 0% 2/9/2026 (b)	EUR	5,219,000	6,069,954
Cyprus Government Bond 0.625% 1/21/2030 (b)	EUR	10,782,000	11,672,122
Cyprus Government Bond 0.95% 1/20/2032 (b)	EUR	1,900,000	1,990,806
Cyprus Government Bond 1.25% 1/21/2040 (b)	EUR	5,974,000	5,192,859
Cyprus Government Bond 2.25% 4/16/2050 (b)	EUR	3,919,000	3,387,331
Cyprus Government Bond 2.375% 9/25/2028 (b)	EUR	2,600,000	3,048,714
Cyprus Government Bond 2.75% 2/26/2034 (b)	EUR	4,289,000	4,924,014
Cyprus Government Bond 3.25% 6/27/2031 (b)	EUR	4,500,000	5,415,306
TOTAL CYPRUS			41,701,106
DENMARK - 1.7%
Danish Kingdom 0% 11/15/2031	DKK	124,327,000	17,108,223
Danish Kingdom 0% 11/15/2031	DKK	12,602,000	1,736,546
Danish Kingdom 0.25% 11/15/2052	DKK	233,950,000	18,763,835
Danish Kingdom 0.5% 11/15/2027	DKK	143,587,000	22,003,462
Danish Kingdom 0.5% 11/15/2029	DKK	206,326,000	30,546,146
Danish Kingdom 1.75% 11/15/2025	DKK	86,698,000	13,632,390
Danish Kingdom 2.25% 11/15/2026	DKK	91,200,000	14,444,543
Danish Kingdom 2.25% 11/15/2033	DKK	384,500,000	59,941,736
Danish Kingdom 2.25% 11/15/2035	DKK	132,200,000	20,253,388
Danish Kingdom 4.5% 11/15/2039	DKK	310,564,000	59,183,469
TOTAL DENMARK			257,613,738
ESTONIA - 0.0%
Estonia Government International Bond 0.125% 6/10/2030 (b)	EUR	2,467,000	2,563,123
Estonia Government International Bond 3.25% 1/17/2034 (b)	EUR	2,200,000	2,589,289
Estonia Government International Bond 4% 10/12/2032 (b)	EUR	6,500,000	8,061,961
TOTAL ESTONIA			13,214,373
FINLAND - 3.4%
Finnish Government 0% 9/15/2026 (b)(c)	EUR	17,640,000	20,316,623
Finnish Government 0% 9/15/2030 (b)(c)	EUR	48,705,000	50,510,669
Finnish Government 0.125% 4/15/2036 (b)(c)	EUR	23,991,000	20,546,010
Finnish Government 0.125% 4/15/2052 (b)(c)	EUR	25,200,000	12,111,705
Finnish Government 0.125% 9/15/2031 (b)(c)	EUR	28,767,000	29,104,689
Finnish Government 0.25% 9/15/2040 (b)(c)	EUR	22,189,000	16,433,307
Finnish Government 0.5% 4/15/2043 (b)(c)	EUR	74,470,000	53,148,474
Finnish Government 0.5% 9/15/2027 (b)(c)	EUR	13,808,000	15,722,415
Finnish Government 0.5% 9/15/2028 (b)(c)	EUR	7,879,000	8,797,147
Finnish Government 0.5% 9/15/2029 (b)(c)	EUR	21,445,000	23,406,667
Finnish Government 1.125% 4/15/2034 (b)(c)	EUR	2,320,000	2,349,518
Finnish Government 1.375% 4/15/2027 (b)(c)	EUR	8,500,000	9,879,438
Finnish Government 1.5% 9/15/2032 (b)(c)	EUR	32,160,000	34,718,125
Finnish Government 2.875% 4/15/2029 (b)(c)	EUR	68,800,000	82,228,018
Finnish Government 2.95% 4/15/2055 (b)(c)	EUR	14,600,000	14,728,345
Finnish Government 3% 9/15/2033 (b)(c)	EUR	38,000,000	44,984,463
Finnish Government 3% 9/15/2034 (b)(c)	EUR	35,500,000	41,726,289
Finnish Government 3% 9/15/2035 (b)(c)	EUR	20,800,000	24,244,170
TOTAL FINLAND			504,956,072
FRANCE - 6.6%
French Government 0% 11/25/2029 (b)(c)	EUR	50,654,000	53,497,129
French Government 0% 11/25/2030 (b)(c)	EUR	24,200,000	24,686,199
French Government 0% 11/25/2031 (b)(c)	EUR	80,369,000	78,948,774
French Government 0% 2/25/2027 (b)(c)	EUR	26,074,000	29,740,467
French Government 0% 5/25/2032 (b)(c)	EUR	37,200,000	35,804,443
French Government 0.5% 5/25/2029 (b)(c)	EUR	31,290,000	34,196,390
French Government 0.5% 5/25/2040 (b)(c)	EUR	24,343,000	17,878,613
French Government 0.5% 5/25/2072 (b)(c)	EUR	41,670,000	12,506,590
French Government 0.5% 6/25/2044 (b)(c)	EUR	7,500,000	4,763,532
French Government 0.75% 11/25/2028 (b)(c)	EUR	27,662,000	30,868,851
French Government 0.75% 2/25/2028 (b)(c)	EUR	14,300,000	16,205,802
French Government 0.75% 5/25/2028 (b)(c)	EUR	12,780,000	14,415,348
French Government 0.75% 5/25/2052 (b)(c)	EUR	34,264,000	17,984,139
French Government 0.75% 5/25/2053 (b)(c)	EUR	12,500,000	6,356,850
French Government 1.25% 5/25/2036 (b)(c)	EUR	61,786,000	57,720,687
French Government 1.75% 5/25/2066 (b)(c)	EUR	4,110,000	2,455,474
French Government 1.75% 6/25/2039 (b)(c)	EUR	6,190,000	5,694,108
French Government 2% 11/25/2032 (b)(c)	EUR	36,200,000	39,518,937
French Government 2% 5/25/2048 (b)(c)	EUR	70,000	56,412
French Government 2.5% 5/25/2030 (b)(c)	EUR	50,278,000	58,594,669
French Government 2.5% 5/25/2043 (b)(c)	EUR	75,400,000	71,700,831
French Government 2.5% 9/24/2027 (b)(c)	EUR	80,500,000	95,108,429
French Government 2.75% 10/25/2027 (b)(c)	EUR	40,810,000	48,452,893
French Government 2.75% 2/25/2029 (b)(c)	EUR	28,500,000	33,766,287
French Government 2.75% 2/25/2030 (b)(c)	EUR	22,700,000	26,764,628
French Government 3% 11/25/2034 (b)(c)	EUR	57,300,000	65,186,255
French Government 3% 5/25/2033 (b)(c)	EUR	4,600,000	5,331,124
French Government 3% 5/25/2054 (b)(c)	EUR	3,200,000	2,947,298
French Government 3.2% 5/25/2035 (b)(c)	EUR	23,700,000	27,226,303
French Government 3.25% 5/25/2045 (b)(c)	EUR	11,653,000	12,191,034
French Government 3.25% 5/25/2055 (b)(c)	EUR	900,000	865,764
French Government 3.5% 11/25/2033 (b)(c)	EUR	15,700,000	18,743,303
French Government 3.5% 11/25/2035 (b)(c)	EUR	3,000,000	3,512,957
French Government 3.5% 4/25/2026 (b)(c)	EUR	2,216,000	2,622,420
French Government 4% 4/25/2060 (b)(c)	EUR	24,600,000	26,863,208
French Government 4.5% 4/25/2041 (b)(c)	EUR	1,710,000	2,145,700
French Government 4.75% 4/25/2035 (b)(c)	EUR	36,000	46,775
TOTAL FRANCE			985,368,623
GERMANY - 5.0%
German Federal Republic 0% 10/9/2026 (b)	EUR	15,949,000	18,357,372
German Federal Republic 0% 2/15/2032 (b)	EUR	8,590,000	8,668,840
German Federal Republic 0% 4/16/2027 (b)(e)	EUR	58,190,000	66,283,119
German Federal Republic 0% 5/15/2036 (b)	EUR	19,065,000	16,689,901
German Federal Republic 0% 8/15/2029 (b)	EUR	14,992,000	16,198,881
German Federal Republic 0% 8/15/2030 (b)	EUR	31,124,000	32,774,330
German Federal Republic 0% 8/15/2031 (b)	EUR	17,740,000	18,176,371
German Federal Republic 0% 8/15/2050 (b)	EUR	16,203,000	8,602,926
German Federal Republic 0% 8/15/2052 (b)	EUR	13,519,000	6,729,562
German Federal Republic 0.25% 2/15/2027 (b)	EUR	1,710,000	1,961,502
German Federal Republic 0.25% 2/15/2029 (b)	EUR	20,250,000	22,347,210
German Federal Republic 1.25% 8/15/2048 (b)	EUR	4,320,000	3,468,812
German Federal Republic 1.3% 10/15/2027 (b)	EUR	49,600,000	57,448,483
German Federal Republic 1.7% 8/15/2032 (b)	EUR	20,700,000	23,171,028
German Federal Republic 1.8% 8/15/2053 (b)	EUR	17,000,000	14,678,337
German Federal Republic 2.1% 11/15/2029 (b)	EUR	5,600,000	6,545,160
German Federal Republic 2.1% 4/12/2029 (b)	EUR	10,400,000	12,187,678
German Federal Republic 2.2% 10/10/2030 (b)	EUR	8,100,000	9,460,639
German Federal Republic 2.2% 2/15/2034 (b)	EUR	31,000,000	35,325,157
German Federal Republic 2.2% 4/13/2028 (b)	EUR	19,000,000	22,400,505
German Federal Republic 2.3% 2/15/2033 (b)	EUR	20,600,000	23,854,694
German Federal Republic 2.4% 10/19/2028 (b)	EUR	18,200,000	21,558,225
German Federal Republic 2.4% 11/15/2030 (b)	EUR	6,400,000	7,544,398
German Federal Republic 2.5% 10/11/2029 (b)	EUR	35,600,000	42,259,282
German Federal Republic 2.5% 2/15/2035 (b)	EUR	6,000,000	6,947,490
German Federal Republic 2.5% 7/4/2044 (b)	EUR	24,052,000	25,675,884
German Federal Republic 2.5% 8/15/2046 (b)	EUR	14,381,000	15,131,311
German Federal Republic 2.5% 8/15/2054 (b)	EUR	31,000,000	31,245,434
German Federal Republic 2.6% 8/15/2034 (b)	EUR	46,500,000	54,466,341
German Federal Republic 2.6% 8/15/2035 (b)	EUR	15,800,000	18,377,104
German Federal Republic 2.9% 8/15/2056 (b)	EUR	1,600,000	1,740,521
German Federal Republic 3.25% 7/4/2042 (b)	EUR	31,970,000	38,265,999
German Federal Republic 4% 1/4/2037 (b)	EUR	8,010,000	10,478,225
German Federal Republic 4.75% 7/4/2034 (b)	EUR	650,000	890,983
German Federal Republic 4.75% 7/4/2040 (b)	EUR	15,931,000	22,536,721
German Federal Republic 5.5% 1/4/2031 (b)	EUR	12,481,000	16,930,092
German Federal Republic 6.5% 7/4/2027 (b)	EUR	4,770,000	6,029,475
TOTAL GERMANY			745,407,992
GREECE - 2.1%
Greek Government 1.5% 6/18/2030 (b)(c)	EUR	21,800,000	24,312,037
Greek Government 1.875% 1/24/2052 (b)(c)	EUR	27,600,000	20,685,163
Greek Government 2% 4/22/2027 (b)(c)	EUR	20,900,000	24,527,855
Greek Government 3.375% 6/15/2034 (b)(c)	EUR	46,300,000	54,830,640
Greek Government 3.875% 3/12/2029 (b)(c)	EUR	29,100,000	35,778,803
Greek Government 3.9% 1/30/2033 (b)	EUR	75,900,000	93,704,571
Greek Government 4.2% 1/30/2042 (b)	EUR	39,400,000	48,279,734
Greek Government 4.25% 6/15/2033 (b)(c)	EUR	7,000,000	8,839,817
TOTAL GREECE			310,958,620
HONG KONG - 0.1%
Hong Kong Government 1.25% 6/29/2027	HKD	66,600,000	8,378,411
Hong Kong Government 1.59% 3/4/2036	HKD	33,800,000	3,746,250
Hong Kong Government 1.68% 1/21/2026	HKD	33,050,000	4,231,989
Hong Kong Government 1.89% 3/2/2032	HKD	77,000,000	9,320,143
Hong Kong Government 1.97% 1/17/2029	HKD	36,000,000	4,555,132
Hong Kong Government 2.02% 3/7/2034	HKD	12,000,000	1,429,449
Hong Kong Government 2.13% 7/16/2030	HKD	4,750,000	598,959
TOTAL HONG KONG			32,260,333
IRELAND - 2.8%
Republic of Ireland 0% 10/18/2031 (b)	EUR	25,031,000	25,142,012
Republic of Ireland 0.2% 10/18/2030 (b)	EUR	5,245,000	5,499,183
Republic of Ireland 0.2% 5/15/2027 (b)	EUR	30,134,000	34,354,323
Republic of Ireland 0.35% 10/18/2032 (b)	EUR	22,212,000	22,158,475
Republic of Ireland 0.4% 5/15/2035 (b)	EUR	24,240,000	22,303,866
Republic of Ireland 0.55% 4/22/2041 (b)	EUR	13,006,000	10,079,617
Republic of Ireland 1.1% 5/15/2029 (b)	EUR	62,829,000	70,771,325
Republic of Ireland 1.35% 3/18/2031 (b)	EUR	35,400,000	39,194,824
Republic of Ireland 1.5% 5/15/2050 (b)	EUR	30,643,000	23,979,143
Republic of Ireland 1.7% 5/15/2037 (b)	EUR	2,690,000	2,720,696
Republic of Ireland 2% 2/18/2045 (b)	EUR	18,184,000	16,955,871
Republic of Ireland 2.4% 5/15/2030 (b)	EUR	31,160,000	36,544,546
Republic of Ireland 2.6% 10/18/2034 (b)	EUR	46,800,000	53,430,142
Republic of Ireland 3% 10/18/2043 (b)	EUR	39,300,000	43,446,041
Republic of Ireland 3.15% 10/18/2055 (b)	EUR	10,000,000	10,607,166
TOTAL IRELAND			417,187,230
ITALY - 6.2%
Italian Republic 0.25% 3/15/2028 (b)	EUR	12,975,000	14,515,201
Italian Republic 0.45% 2/15/2029 (b)	EUR	29,560,000	32,507,264
Italian Republic 0.6% 8/1/2031 (b)(c)	EUR	17,143,000	17,665,561
Italian Republic 0.95% 3/1/2037 (b)(c)	EUR	41,747,000	36,773,033
Italian Republic 0.95% 6/1/2032 (b)	EUR	13,940,000	14,334,223
Italian Republic 0.95% 8/1/2030 (b)	EUR	16,920,000	18,299,629
Italian Republic 1.1% 4/1/2027 (b)	EUR	27,790,000	32,143,972
Italian Republic 1.5% 4/30/2045 (b)(c)	EUR	11,500,000	8,844,882
Italian Republic 1.65% 3/1/2032 (b)(c)	EUR	1,710,000	1,853,349
Italian Republic 1.7% 9/1/2051 (b)(c)	EUR	5,786,000	4,107,590
Italian Republic 1.8% 3/1/2041 (b)(c)	EUR	22,410,000	19,796,517
Italian Republic 2.1% 8/26/2027 (b)	EUR	23,400,000	27,407,934
Italian Republic 2.15% 3/1/2072 (b)(c)	EUR	13,500,000	9,291,159
Italian Republic 2.15% 9/1/2052 (b)(c)	EUR	16,010,000	12,454,569
Italian Republic 2.5% 12/1/2032 (b)	EUR	18,000,000	20,314,930
Italian Republic 2.65% 12/1/2027 (b)	EUR	14,400,000	17,055,096
Italian Republic 2.7% 3/1/2047 (b)(c)	EUR	1,950,000	1,819,809
Italian Republic 2.8% 3/1/2067 (b)(c)	EUR	4,900,000	4,050,462
Italian Republic 2.8% 6/15/2029 (b)	EUR	16,700,000	19,811,858
Italian Republic 2.95% 2/15/2027 (b)	EUR	31,500,000	37,377,919
Italian Republic 2.95% 7/1/2030 (b)	EUR	21,500,000	25,474,252
Italian Republic 3% 10/1/2029 (b)	EUR	45,800,000	54,593,925
Italian Republic 3% 8/1/2029 (b)	EUR	18,611,000	22,254,474
Italian Republic 3.15% 11/15/2031 (b)(c)	EUR	10,200,000	12,082,465
Italian Republic 3.25% 7/15/2032 (b)(c)	EUR	9,200,000	10,900,200
Italian Republic 3.25% 9/1/2046 (b)(c)	EUR	4,530,000	4,648,179
Italian Republic 3.35% 7/1/2029 (b)	EUR	27,000,000	32,597,393
Italian Republic 3.45% 7/15/2027 (b)	EUR	19,000,000	22,791,968
Italian Republic 3.45% 7/15/2031 (b)	EUR	41,600,000	50,186,914
Italian Republic 3.5% 3/1/2030 (b)(c)	EUR	5,600,000	6,821,533
Italian Republic 3.65% 8/1/2035 (b)(c)	EUR	27,600,000	32,813,364
Italian Republic 3.7% 6/15/2030 (b)	EUR	5,900,000	7,225,098
Italian Republic 3.8% 8/1/2028 (b)	EUR	9,700,000	11,837,439
Italian Republic 3.85% 12/15/2029 (b)	EUR	5,900,000	7,264,373
Italian Republic 3.85% 2/1/2035 (b)	EUR	50,800,000	61,613,436
Italian Republic 3.85% 7/1/2034 (b)	EUR	18,200,000	22,162,760
Italian Republic 4% 11/15/2030 (b)	EUR	3,000,000	3,721,851
Italian Republic 4% 2/1/2037 (b)(c)	EUR	137,000	166,760
Italian Republic 4.2% 3/1/2034 (b)	EUR	18,800,000	23,511,597
Italian Republic 4.35% 11/1/2033 (b)	EUR	10,500,000	13,276,029
Italian Republic 4.4% 5/1/2033 (b)	EUR	7,400,000	9,398,055
Italian Republic 4.45% 9/1/2043 (b)(c)	EUR	51,300,000	62,933,278
Italian Republic 4.5% 10/1/2053 (b)(c)	EUR	6,900,000	8,250,707
Italian Republic 4.75% 9/1/2044 (b)(c)	EUR	11,726,000	14,970,359
Italian Republic 5% 8/1/2034 (b)(c)	EUR	9,900,000	13,091,441
Italian Republic 6% 5/1/2031 (b)	EUR	13,509,000	18,464,937
Italian Republic 7.25% 11/1/2026 (b)	EUR	19,492,000	24,159,254
TOTAL ITALY			927,636,998
JAPAN - 20.1%
Japan Government 0.005% 12/20/2026	JPY	3,359,600,000	22,492,066
Japan Government 0.005% 6/20/2027	JPY	2,590,000,000	17,246,701
Japan Government 0.1% 3/20/2027	JPY	3,530,000,000	23,606,614
Japan Government 0.1% 6/20/2030	JPY	5,704,200,000	36,581,169
Japan Government 0.1% 6/20/2031	JPY	1,077,900,000	6,807,567
Japan Government 0.1% 9/20/2027	JPY	8,326,500,000	55,400,770
Japan Government 0.1% 9/20/2027	JPY	5,022,600,000	33,418,112
Japan Government 0.1% 9/20/2030	JPY	4,341,000,000	27,741,774
Japan Government 0.2% 12/20/2027	JPY	1,559,000,000	10,370,668
Japan Government 0.2% 6/20/2028	JPY	1,186,500,000	7,851,271
Japan Government 0.2% 6/20/2036	JPY	703,100,000	4,038,742
Japan Government 0.3% 12/20/2028	JPY	3,077,800,000	20,313,459
Japan Government 0.3% 12/20/2039	JPY	4,435,800,000	23,275,765
Japan Government 0.3% 9/20/2028	JPY	280,600,000	1,856,986
Japan Government 0.4% 12/20/2028	JPY	410,800,000	2,719,916
Japan Government 0.4% 3/20/2029	JPY	6,712,800,000	44,332,578
Japan Government 0.4% 3/20/2040	JPY	9,506,100,000	50,282,663
Japan Government 0.4% 6/20/2041	JPY	27,727,900,000	140,954,143
Japan Government 0.4% 9/20/2028	JPY	2,067,700,000	13,723,986
Japan Government 0.5% 11/1/2026	JPY	15,698,800,000	105,801,961
Japan Government 0.5% 3/20/2029	JPY	579,600,000	3,840,876
Japan Government 0.5% 3/20/2060	JPY	1,168,300,000	3,640,188
Japan Government 0.5% 6/20/2029	JPY	2,644,400,000	17,475,910
Japan Government 0.6% 1/1/2027	JPY	80,500,000	542,725
Japan Government 0.6% 12/20/2033	JPY	14,331,400,000	90,031,447
Japan Government 0.6% 12/20/2036	JPY	8,330,000,000	49,474,179
Japan Government 0.6% 3/20/2029	JPY	4,490,100,000	29,855,059
Japan Government 0.6% 6/20/2029	JPY	2,487,200,000	16,498,586
Japan Government 0.6% 9/20/2029	JPY	4,297,600,000	28,437,073
Japan Government 0.7% 3/20/2061	JPY	4,163,300,000	13,760,835
Japan Government 0.7% 5/1/2027	JPY	5,314,200,000	35,827,594
Japan Government 0.7% 9/20/2029	JPY	14,081,600,000	93,535,494
Japan Government 0.8% 3/1/2027	JPY	6,614,300,000	44,682,585
Japan Government 0.8% 3/20/2034	JPY	13,648,100,000	86,853,727
Japan Government 0.8% 3/20/2042	JPY	12,868,900,000	68,730,725
Japan Government 0.8% 6/1/2027	JPY	1,706,800,000	11,521,780
Japan Government 0.8% 9/20/2033	JPY	5,624,900,000	36,042,188
Japan Government 0.9% 12/20/2029	JPY	6,294,600,000	42,070,836
Japan Government 0.9% 6/20/2042	JPY	3,810,000,000	20,568,873
Japan Government 0.9% 8/1/2027	JPY	7,081,400,000	47,855,774
Japan Government 0.9% 9/20/2034	JPY	46,405,100,000	295,789,563
Japan Government 1% 3/20/2030	JPY	10,274,200,000	68,857,322
Japan Government 1% 3/20/2052	JPY	5,347,200,000	22,953,349
Japan Government 1% 6/20/2030	JPY	7,680,700,000	51,393,717
Japan Government 1% 6/20/2030	JPY	2,047,400,000	13,702,358
Japan Government 1.1% 12/20/2029	JPY	3,619,600,000	24,390,599
Japan Government 1.1% 3/20/2043	JPY	4,675,100,000	25,679,935
Japan Government 1.1% 6/20/2034	JPY	683,400,000	4,445,369
Japan Government 1.1% 6/20/2043	JPY	6,114,400,000	33,385,778
Japan Government 1.2% 12/20/2034	JPY	6,881,100,000	44,914,085
Japan Government 1.2% 6/20/2053	JPY	5,376,400,000	23,888,688
Japan Government 1.3% 12/20/2043	JPY	10,894,400,000	60,976,521
Japan Government 1.3% 3/20/2063	JPY	4,059,800,000	16,037,699
Japan Government 1.3% 6/20/2052	JPY	2,660,000,000	12,347,861
Japan Government 1.4% 12/20/2042	JPY	7,799,400,000	45,282,245
Japan Government 1.4% 3/20/2035	JPY	7,528,400,000	49,908,326
Japan Government 1.4% 3/20/2053	JPY	5,827,900,000	27,461,297
Japan Government 1.4% 9/20/2052	JPY	2,841,600,000	13,489,458
Japan Government 1.5% 6/20/2035	JPY	11,715,800,000	78,201,985
Japan Government 1.6% 12/20/2052	JPY	7,051,200,000	35,106,045
Japan Government 1.6% 12/20/2053	JPY	5,076,700,000	24,948,040
Japan Government 1.6% 3/20/2044	JPY	11,772,500,000	69,027,759
Japan Government 1.7% 9/20/2032	JPY	200,000,000	1,377,449
Japan Government 1.8% 3/20/2054	JPY	5,102,100,000	26,294,523
Japan Government 1.8% 9/20/2044	JPY	26,217,300,000	157,640,635
Japan Government 1.8% 9/20/2053	JPY	2,224,000,000	11,526,271
Japan Government 1.9% 6/20/2044	JPY	968,600,000	5,945,410
Japan Government 2.1% 6/20/2027	JPY	730,000,000	5,036,524
Japan Government 2.2% 3/20/2064	JPY	22,737,000,000	117,924,597
Japan Government 2.3% 3/20/2040	JPY	1,641,350,000	11,289,727
Japan Government 2.4% 3/20/2045	JPY	4,676,100,000	30,786,025
Japan Government 2.4% 3/20/2048	JPY	4,353,800,000	27,750,857
Japan Government 2.4% 3/20/2055	JPY	3,322,000,000	19,580,223
Japan Government 2.4% 6/20/2028	JPY	393,850,000	2,762,450
Japan Government 2.5% 6/20/2034	JPY	8,518,600,000	61,965,708
Japan Government 2.5% 6/20/2045	JPY	8,154,000,000	54,361,654
Japan Government 3.1% 3/20/2065	JPY	7,587,000,000	49,062,446
TOTAL JAPAN			3,015,555,863
LATVIA - 0.5%
Republic of Latvia 0% 1/24/2029 (b)	EUR	7,000,000	7,526,735
Republic of Latvia 0% 3/17/2031 (b)	EUR	5,378,000	5,372,291
Republic of Latvia 0.25% 1/23/2030 (b)	EUR	2,400,000	2,533,412
Republic of Latvia 0.375% 10/7/2026 (b)	EUR	6,887,000	7,931,165
Republic of Latvia 1.125% 5/30/2028 (b)	EUR	7,800,000	8,825,169
Republic of Latvia 1.375% 5/16/2036 (b)	EUR	10,433,000	9,851,822
Republic of Latvia 1.875% 2/19/2049 (b)	EUR	4,878,000	3,885,981
Republic of Latvia 2.25% 2/15/2047 (b)	EUR	1,380,000	1,220,496
Republic of Latvia 3% 1/24/2032 (b)	EUR	4,300,000	5,035,188
Republic of Latvia 3.875% 3/25/2027 (b)	EUR	16,600,000	19,940,407
Republic of Latvia 3.875% 5/22/2029 (b)	EUR	3,600,000	4,396,953
TOTAL LATVIA			76,519,619
LITHUANIA - 0.5%
Lithuania Government 0% 9/10/2045 (b)	EUR	2,000,000	2,338,590
Lithuania Government 0.5% 7/28/2050 (b)	EUR	6,985,000	3,518,609
Lithuania Government 0.75% 5/6/2030 (b)	EUR	3,462,000	3,690,621
Lithuania Government 0.75% 7/15/2051 (b)	EUR	2,250,000	1,191,050
Lithuania Government 0.95% 5/26/2027 (b)	EUR	1,116,000	1,280,497
Lithuania Government 1.625% 6/19/2049 (b)	EUR	1,009,000	725,210
Lithuania Government 2.1% 5/26/2047 (b)	EUR	3,903,000	3,196,166
Lithuania Government 2.125% 10/22/2035 (b)	EUR	13,810,000	14,222,435
Lithuania Government 2.125% 10/29/2026 (b)	EUR	4,140,000	4,852,304
Lithuania Government 2.125% 6/1/2032 (b)	EUR	8,400,000	9,238,938
Lithuania Government 3.5% 2/13/2034 (b)	EUR	5,800,000	6,831,394
Lithuania Government 3.875% 6/14/2033 (b)	EUR	5,200,000	6,329,116
Lithuania Government 4.125% 4/25/2028 (b)	EUR	13,600,000	16,624,925
TOTAL LITHUANIA			74,039,855
LUXEMBOURG - 0.5%
Luxembourg Government 0% 11/13/2026 (b)	EUR	10,726,000	12,299,995
Luxembourg Government 0% 4/28/2030 (b)	EUR	1,879,000	1,968,647
Luxembourg Government 0.625% 2/1/2027 (b)	EUR	5,651,000	6,507,040
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (b)	EUR	12,200,000	12,455,277
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (b)	EUR	6,197,000	6,045,948
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (b)	EUR	3,870,000	4,386,230
State of the Grand-Duchy of Luxembourg 1.75% 5/25/2042 (b)	EUR	6,730,000	6,181,670
State of the Grand-Duchy of Luxembourg 2.625% 10/23/2034 (b)	EUR	11,100,000	12,777,181
State of the Grand-Duchy of Luxembourg 2.875% 3/1/2034 (b)	EUR	5,100,000	6,005,161
State of the Grand-Duchy of Luxembourg 3.25% 3/2/2043 (b)	EUR	5,700,000	6,446,018
TOTAL LUXEMBOURG			75,073,167
NETHERLANDS - 4.9%
Dutch Government 0% 1/15/2026 (b)(c)	EUR	19,920,000	23,251,665
Dutch Government 0% 1/15/2027 (b)(c)	EUR	10,784,000	12,339,367
Dutch Government 0% 1/15/2029 (b)(c)	EUR	4,200,000	4,587,189
Dutch Government 0% 1/15/2038 (b)(c)	EUR	34,830,000	28,135,688
Dutch Government 0% 1/15/2052 (b)(c)	EUR	4,927,000	2,438,630
Dutch Government 0% 7/15/2030 (b)(c)	EUR	50,213,000	52,642,997
Dutch Government 0% 7/15/2031 (b)(c)	EUR	43,851,000	44,649,378
Dutch Government 0.25% 7/15/2029 (b)(c)	EUR	37,500,000	40,836,159
Dutch Government 0.5% 1/15/2040 (b)(c)	EUR	31,789,000	26,049,848
Dutch Government 0.5% 7/15/2026 (b)(c)	EUR	9,511,000	11,037,831
Dutch Government 0.5% 7/15/2032 (b)(c)	EUR	22,900,000	23,423,748
Dutch Government 0.75% 7/15/2027 (b)(c)	EUR	58,202,000	66,804,427
Dutch Government 0.75% 7/15/2028 (b)(c)	EUR	70,954,000	80,183,410
Dutch Government 2% 1/15/2054 (b)(c)	EUR	60,200,000	52,840,215
Dutch Government 2.5% 1/15/2033 (b)(c)	EUR	11,430,000	13,312,667
Dutch Government 2.5% 7/15/2033 (b)(c)	EUR	26,500,000	30,712,345
Dutch Government 2.5% 7/15/2034 (b)(c)	EUR	46,100,000	52,974,659
Dutch Government 2.5% 7/15/2035 (b)(c)	EUR	13,300,000	15,135,645
Dutch Government 2.75% 1/15/2047 (b)(c)	EUR	21,665,000	23,267,519
Dutch Government 3.25% 1/15/2044 (b)(c)	EUR	41,100,000	48,191,884
Dutch Government 3.5% 1/15/2056 (b)(c)	EUR	8,900,000	10,567,600
Dutch Government 3.75% 1/15/2042 (b)(c)	EUR	45,030,000	56,415,302
Dutch Government 4% 1/15/2037 (b)(c)	EUR	8,170,000	10,535,265
TOTAL NETHERLANDS			730,333,438
NEW ZEALAND - 2.2%
New Zealand Government 0.25% 5/15/2028	NZD	39,600,000	21,417,382
New Zealand Government 1.5% 5/15/2031	NZD	58,500,000	30,328,592
New Zealand Government 1.75% 5/15/2041	NZD	26,864,000	10,446,687
New Zealand Government 2% 5/15/2032	NZD	41,113,000	21,351,110
New Zealand Government 2.75% 4/15/2037 (b)	NZD	45,131,000	22,225,340
New Zealand Government 2.75% 5/15/2051	NZD	31,500,000	12,281,827
New Zealand Government 3% 4/20/2029	NZD	131,094,000	75,652,139
New Zealand Government 3.5% 4/14/2033 (b)	NZD	28,700,000	16,162,824
New Zealand Government 4.25% 5/15/2034	NZD	82,700,000	48,509,642
New Zealand Government 4.5% 4/15/2027 (b)	NZD	49,800,000	29,641,266
New Zealand Government 4.5% 5/15/2030	NZD	32,700,000	19,874,815
New Zealand Government 4.5% 5/15/2035	NZD	35,900,000	21,302,093
New Zealand Government 5% 5/15/2054	NZD	9,700,000	5,571,051
TOTAL NEW ZEALAND			334,764,768
NORWAY - 1.2%
Kingdom of Norway 1.25% 9/17/2031 (b)(c)	NOK	69,261,000	5,960,219
Kingdom of Norway 1.375% 8/19/2030 (b)(c)	NOK	313,381,000	27,897,348
Kingdom of Norway 1.5% 2/19/2026 (b)(c)	NOK	76,672,000	7,612,890
Kingdom of Norway 1.75% 2/17/2027 (b)(c)	NOK	393,482,000	38,344,697
Kingdom of Norway 1.75% 9/6/2029 (b)(c)	NOK	128,390,000	11,869,727
Kingdom of Norway 2% 4/26/2028 (b)(c)	NOK	45,900,000	4,393,361
Kingdom of Norway 2.125% 5/18/2032 (b)(c)	NOK	142,533,000	12,773,416
Kingdom of Norway 3% 8/15/2033 (b)(c)	NOK	97,000,000	9,073,544
Kingdom of Norway 3.5% 10/6/2042 (b)(c)	NOK	116,800,000	10,869,819
Kingdom of Norway 3.625% 4/13/2034 (b)(c)	NOK	310,900,000	30,290,939
Kingdom of Norway 3.75% 6/12/2035 (b)(c)	NOK	214,100,000	20,945,373
TOTAL NORWAY			180,031,333
PORTUGAL - 3.9%
Portugal Obrigacoes do Tesouro 0.3% 10/17/2031 (b)(c)	EUR	12,800,000	13,108,484
Portugal Obrigacoes do Tesouro 0.475% 10/18/2030 (b)(c)	EUR	40,291,000	42,946,226
Portugal Obrigacoes do Tesouro 0.7% 10/15/2027 (b)(c)	EUR	33,005,000	37,730,602
Portugal Obrigacoes do Tesouro 0.9% 10/12/2035 (b)(c)	EUR	14,477,000	13,750,382
Portugal Obrigacoes do Tesouro 1% 4/12/2052 (b)(c)	EUR	27,215,000	16,966,518
Portugal Obrigacoes do Tesouro 1.15% 4/11/2042 (b)(c)	EUR	27,900,000	22,704,621
Portugal Obrigacoes do Tesouro 1.65% 7/16/2032 (b)(c)	EUR	29,740,000	32,611,565
Portugal Obrigacoes do Tesouro 1.95% 6/15/2029 (b)(c)	EUR	97,074,000	112,816,813
Portugal Obrigacoes do Tesouro 2.875% 10/20/2034 (b)(c)	EUR	91,500,000	106,088,556
Portugal Obrigacoes do Tesouro 2.875% 7/21/2026 (b)(c)	EUR	19,990,000	23,619,463
Portugal Obrigacoes do Tesouro 3% 6/15/2035 (b)(c)	EUR	30,100,000	34,995,670
Portugal Obrigacoes do Tesouro 3.5% 6/18/2038 (b)(c)	EUR	4,400,000	5,212,829
Portugal Obrigacoes do Tesouro 3.625% 6/12/2054 (b)(c)	EUR	15,200,000	16,851,562
Portugal Obrigacoes do Tesouro 3.875% 2/15/2030 (b)(c)	EUR	16,065,000	20,048,986
Portugal Obrigacoes do Tesouro 4.1% 2/15/2045 (b)(c)	EUR	30,747,000	37,888,280
Republic of Portugal 2.125% 10/17/2028 (b)(c)	EUR	19,285,000	22,646,196
Republic of Portugal 4.1% 4/15/2037 (b)(c)	EUR	24,573,000	31,138,163
TOTAL PORTUGAL			591,124,916
SINGAPORE - 3.0%
Republic of Singapore 1.25% 11/1/2026	SGD	36,300,000	28,070,271
Republic of Singapore 1.625% 7/1/2031	SGD	18,254,000	14,063,212
Republic of Singapore 1.875% 10/1/2051	SGD	41,700,000	31,389,354
Republic of Singapore 1.875% 3/1/2050	SGD	13,850,000	10,554,326
Republic of Singapore 2.125% 6/1/2026	SGD	23,013,000	17,918,961
Republic of Singapore 2.25% 8/1/2036	SGD	8,615,000	6,882,252
Republic of Singapore 2.375% 7/1/2039	SGD	5,400,000	4,380,867
Republic of Singapore 2.5% 4/1/2030	SGD	22,700,000	18,271,610
Republic of Singapore 2.625% 5/1/2028	SGD	3,800,000	3,025,393
Republic of Singapore 2.625% 8/1/2032	SGD	15,000,000	12,238,855
Republic of Singapore 2.75% 3/1/2035	SGD	21,800,000	18,102,813
Republic of Singapore 2.75% 3/1/2046	SGD	24,500,000	21,456,184
Republic of Singapore 2.75% 4/1/2042	SGD	49,317,000	42,398,973
Republic of Singapore 2.875% 7/1/2029	SGD	3,553,000	2,881,080
Republic of Singapore 2.875% 9/1/2027	SGD	36,200,000	28,781,519
Republic of Singapore 2.875% 9/1/2030	SGD	12,800,000	10,492,934
Republic of Singapore 3% 8/1/2072 (b)	SGD	27,800,000	26,443,286
Republic of Singapore 3.375% 5/1/2034	SGD	45,000,000	38,991,071
Republic of Singapore 3.375% 9/1/2033	SGD	23,600,000	20,326,073
Republic of Singapore 3.5% 3/1/2027	SGD	18,124,000	14,443,564
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	93,300,000	75,836,517
TOTAL SINGAPORE			446,949,115
SLOVAKIA - 1.6%
Slovakia Treasury Bill 0.125% 6/17/2027 (b)	EUR	15,970,000	18,107,405
Slovakia Treasury Bill 0.375% 4/21/2036 (b)	EUR	9,720,000	8,194,361
Slovakia Treasury Bill 0.75% 4/9/2030 (b)	EUR	10,300,000	11,135,123
Slovakia Treasury Bill 1% 10/13/2051 (b)	EUR	920,000	539,031
Slovakia Treasury Bill 1% 10/9/2030 (b)	EUR	14,233,000	15,360,901
Slovakia Treasury Bill 1% 6/12/2028 (b)	EUR	13,930,000	15,778,838
Slovakia Treasury Bill 1.375% 1/21/2027 (b)	EUR	3,150,000	3,661,608
Slovakia Treasury Bill 1.875% 3/9/2037 (b)	EUR	4,837,000	4,741,510
Slovakia Treasury Bill 2% 10/17/2047 (b)	EUR	18,134,000	14,514,396
Slovakia Treasury Bill 2.25% 6/12/2068 (b)	EUR	6,082,000	4,091,548
Slovakia Treasury Bill 3.625% 1/16/2029 (b)	EUR	23,871,000	29,085,471
Slovakia Treasury Bill 3.625% 6/8/2033 (b)	EUR	24,500,000	29,434,791
Slovakia Treasury Bill 3.75% 2/23/2035 (b)	EUR	16,300,000	19,498,226
Slovakia Treasury Bill 3.75% 3/6/2034 (b)	EUR	45,800,000	55,103,411
Slovakia Treasury Bill 3.875% 2/8/2033 (b)	EUR	3,054,000	3,741,968
Slovakia Treasury Bill 4% 2/23/2043 (b)	EUR	7,600,000	8,830,764
TOTAL SLOVAKIA			241,819,352
SLOVENIA - 0.8%
Republic of Slovenia 0% 2/12/2031 (b)	EUR	11,100,000	11,368,589
Republic of Slovenia 0.125% 7/1/2031 (b)	EUR	5,960,000	6,090,046
Republic of Slovenia 0.4875% 10/20/2050 (b)	EUR	3,465,000	1,913,118
Republic of Slovenia 0.6875% 3/3/2081 (b)	EUR	15,148,000	4,886,472
Republic of Slovenia 0.875% 7/15/2030 (b)	EUR	14,118,000	15,478,372
Republic of Slovenia 1% 3/6/2028 (b)	EUR	9,000,000	10,312,327
Republic of Slovenia 1.1875% 3/14/2029 (b)	EUR	4,421,000	5,016,983
Republic of Slovenia 1.5% 3/25/2035 (b)	EUR	6,884,000	7,054,008
Republic of Slovenia 1.75% 11/3/2040 (b)	EUR	8,240,000	7,684,316
Republic of Slovenia 3% 3/10/2034 (b)	EUR	17,000,000	19,962,592
Republic of Slovenia 3.125% 7/2/2035 (b)	EUR	4,700,000	5,487,942
Republic of Slovenia 3.125% 8/7/2045 (b)	EUR	9,338,000	10,047,434
Republic of Slovenia 3.625% 3/11/2033 (b)	EUR	4,400,000	5,440,900
Republic of Slovenia 5.125% 3/30/2026 (b)	EUR	12,292,000	14,649,517
TOTAL SLOVENIA			125,392,616
SPAIN - 4.8%
Spanish Kingdom 0% 1/31/2027	EUR	31,580,000	36,073,802
Spanish Kingdom 0% 1/31/2028	EUR	25,308,000	28,267,446
Spanish Kingdom 0.5% 10/31/2031 (b)(c)	EUR	7,736,000	7,958,043
Spanish Kingdom 0.6% 10/31/2029 (b)(c)	EUR	19,277,000	21,026,749
Spanish Kingdom 0.7% 4/30/2032 (b)(c)	EUR	5,430,000	5,576,637
Spanish Kingdom 0.8% 7/30/2027 (b)(c)	EUR	23,656,000	27,137,706
Spanish Kingdom 0.8% 7/30/2029	EUR	24,230,000	26,772,202
Spanish Kingdom 0.85% 7/30/2037 (b)(c)	EUR	29,074,000	25,604,843
Spanish Kingdom 1% 10/31/2050 (b)(c)	EUR	5,109,000	3,217,788
Spanish Kingdom 1% 7/30/2042 (b)(c)	EUR	11,860,000	9,195,675
Spanish Kingdom 1.2% 10/31/2040 (b)(c)	EUR	600,000	505,083
Spanish Kingdom 1.25% 10/31/2030 (b)(c)	EUR	8,115,000	8,922,015
Spanish Kingdom 1.45% 10/31/2071 (b)(c)	EUR	28,059,000	14,945,759
Spanish Kingdom 1.45% 4/30/2029 (b)(c)	EUR	8,730,000	9,932,964
Spanish Kingdom 1.9% 10/31/2052 (b)(c)	EUR	12,800,000	9,835,511
Spanish Kingdom 2.4% 5/31/2028	EUR	8,300,000	9,783,350
Spanish Kingdom 2.5% 5/31/2027	EUR	32,900,000	38,875,539
Spanish Kingdom 2.55% 10/31/2032 (b)(c)	EUR	21,200,000	24,375,586
Spanish Kingdom 2.7% 1/31/2030	EUR	38,200,000	45,206,065
Spanish Kingdom 2.7% 10/31/2048 (b)(c)	EUR	443,000	425,201
Spanish Kingdom 2.8% 5/31/2026	EUR	14,700,000	17,339,098
Spanish Kingdom 2.9% 10/31/2046 (b)(c)	EUR	720,000	729,740
Spanish Kingdom 3.1% 7/30/2031	EUR	32,700,000	39,163,947
Spanish Kingdom 3.15% 4/30/2033 (b)(c)	EUR	7,100,000	8,446,996
Spanish Kingdom 3.15% 4/30/2035 (b)(c)	EUR	7,000,000	8,186,545
Spanish Kingdom 3.2% 10/31/2035 (b)(c)	EUR	11,800,000	13,792,695
Spanish Kingdom 3.25% 4/30/2034 (b)(c)	EUR	6,600,000	7,839,770
Spanish Kingdom 3.45% 10/31/2034 (b)(c)	EUR	57,500,000	69,130,832
Spanish Kingdom 3.45% 7/30/2043 (b)(c)	EUR	56,500,000	63,243,266
Spanish Kingdom 3.5% 5/31/2029	EUR	37,800,000	46,073,395
Spanish Kingdom 3.55% 10/31/2033 (b)(c)	EUR	30,900,000	37,628,055
Spanish Kingdom 4% 10/31/2054 (b)(c)	EUR	4,200,000	4,856,404
Spanish Kingdom 4.2% 1/31/2037 (b)(c)	EUR	6,230,000	7,875,926
Spanish Kingdom 5.15% 10/31/2044 (b)(c)	EUR	14,225,000	19,707,183
Spanish Kingdom 5.75% 7/30/2032	EUR	6,620,000	9,172,919
Spanish Kingdom 6% 1/31/2029	EUR	6,030,000	7,909,695
TOTAL SPAIN			714,734,430
SWEDEN - 1.3%
Sweden Kingdom 0.125% 5/12/2031 (b)	SEK	396,665,000	37,511,353
Sweden Kingdom 0.5% 11/24/2045 (b)	SEK	62,760,000	4,244,719
Sweden Kingdom 0.75% 11/12/2029 (b)	SEK	323,220,000	32,581,485
Sweden Kingdom 0.75% 5/12/2028 (b)	SEK	170,060,000	17,533,057
Sweden Kingdom 1% 11/12/2026 (b)	SEK	276,075,000	29,039,780
Sweden Kingdom 1.375% 6/23/2071 (b)	SEK	34,910,000	2,125,442
Sweden Kingdom 1.75% 11/11/2033 (b)	SEK	96,500,000	9,712,167
Sweden Kingdom 2.25% 5/11/2035 (b)	SEK	282,100,000	29,050,040
Sweden Kingdom 2.25% 6/1/2032 (b)	SEK	153,765,000	16,242,473
Sweden Kingdom 3.5% 3/30/2039 (b)	SEK	171,525,000	19,666,781
TOTAL SWEDEN			197,707,297
SWITZERLAND - 2.3%
Swiss Confederation 0% 6/22/2029 (b)	CHF	36,300,000	45,659,978
Swiss Confederation 0% 6/26/2034 (b)	CHF	48,000,000	59,559,073
Swiss Confederation 0% 7/24/2039 (b)	CHF	2,070,000	2,481,972
Swiss Confederation 0.25% 6/23/2035 (b)	CHF	16,910,000	21,373,535
Swiss Confederation 0.5% 5/24/2055 (b)	CHF	17,600,000	22,894,570
Swiss Confederation 0.5% 5/27/2030 (b)	CHF	12,600,000	16,191,803
Swiss Confederation 0.5% 5/30/2058 (b)	CHF	3,907,000	5,118,501
Swiss Confederation 0.5% 6/28/2045 (b)	CHF	1,736,000	2,199,957
Swiss Confederation 0.875% 5/22/2047 (b)	CHF	2,300,000	3,154,131
Swiss Confederation 1.25% 5/28/2026 (b)	CHF	5,574,000	7,066,009
Swiss Confederation 1.25% 6/27/2037 (b)	CHF	6,501,000	9,093,634
Swiss Confederation 1.25% 6/28/2043 (b)	CHF	25,000,000	35,836,819
Swiss Confederation 1.5% 4/30/2042 (b)	CHF	14,124,000	20,905,880
Swiss Confederation 2% 6/25/2064 (b)	CHF	10,542,000	21,414,807
Swiss Confederation 2.5% 3/8/2036 (b)	CHF	3,128,000	4,858,430
Swiss Confederation 3.5% 4/8/2033 (b)	CHF	17,304,000	27,265,348
Swiss Confederation 4% 1/6/2049 (b)	CHF	15,826,000	35,789,265
Swiss Confederation 4% 4/8/2028 (b)	CHF	2,610,000	3,619,249
TOTAL SWITZERLAND			344,482,961
UNITED KINGDOM - 4.6%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/31/2028 (b)	GBP	2,396,000	2,962,563
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (b)	GBP	12,200,000	13,147,193
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2026 (b)	GBP	21,340,000	27,696,926
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (b)	GBP	12,977,000	14,561,696
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (b)	GBP	29,000,000	34,875,669
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (b)	GBP	5,800,000	2,714,581
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (b)	GBP	5,655,000	5,181,465
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (b)	GBP	692,000	414,640
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (b)	GBP	89,800,000	36,883,775
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (b)	GBP	54,457,000	42,196,277
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (b)	GBP	18,140,000	23,301,131
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (b)	GBP	39,040,000	21,916,190
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2026 (b)	GBP	6,200,000	8,181,402
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2028 (b)	GBP	3,570,000	4,494,288
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2071 (b)	GBP	19,072,000	9,874,042
United Kingdom of Great Britain and Northern Ireland 2.5% 7/22/2065 (b)	GBP	4,840,000	3,446,500
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (b)	GBP	400,000	405,721
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (b)	GBP	23,900,000	29,730,408
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (b)	GBP	44,700,000	46,563,206
United Kingdom of Great Britain and Northern Ireland 3.5% 7/22/2068 (b)	GBP	1,510,000	1,395,159
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (b)	GBP	20,800,000	20,940,433
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (b)	GBP	22,400,000	29,666,353
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (b)	GBP	13,100,000	13,473,511
United Kingdom of Great Britain and Northern Ireland 4.125% 1/29/2027 (b)	GBP	12,200,000	16,430,986
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (b)	GBP	13,000,000	17,511,465
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2027 (b)	GBP	17,400,000	23,608,446
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2049 (b)	GBP	8,124,000	9,156,587
United Kingdom of Great Britain and Northern Ireland 4.25% 3/7/2036 (b)	GBP	2,199,000	2,825,035
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (b)	GBP	12,700,000	17,036,003
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (b)	GBP	65,200,000	85,246,368
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (b)	GBP	9,700,000	13,167,981
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (b)	GBP	6,500,000	7,977,812
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (b)	GBP	24,400,000	32,304,279
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (b)	GBP	27,000,000	36,778,476
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (b)	GBP	6,200,000	8,365,930
United Kingdom of Great Britain and Northern Ireland 4.75% 12/7/2030 (b)	GBP	22,792,000	31,584,040
TOTAL UNITED KINGDOM			696,016,537
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,386,690,294)			14,970,854,809

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $118,491,528)	4.21	118,467,834	118,491,528

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $15,505,181,822)	15,089,346,337
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(60,817,116)
NET ASSETS - 100.0%	15,028,529,221

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	220	12/8/2025	30,429,263	2,118	2,118
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	480	12/29/2025	58,641,943	317,949	317,949

TOTAL FUTURES CONTRACTS					320,067
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,083,080,000	USD	712,666,640	Bank of America NA	10/2/2025	4,007,395
AUD	3,366,000	USD	2,210,085	Bank of America NA	10/2/2025	17,197
AUD	53,437,995	USD	35,342,821	Canadian Imperial Bank of Commerce	10/2/2025	17,100
AUD	12,015,000	USD	7,990,669	JPMorgan Chase Bank NA	10/2/2025	(40,344)
CAD	21,060,220	USD	15,126,860	State Street Bank & Trust Co	10/1/2025	5,869
CAD	999,496,978	USD	718,339,067	JPMorgan Chase Bank NA	10/2/2025	(154,848)
CHF	268,660,000	USD	337,046,795	Goldman Sachs Bank USA	10/2/2025	444,569
DKK	1,665,019,000	USD	261,669,954	HSBC Bank USA NA	10/2/2025	205,778
EUR	6,671,088,000	USD	7,841,196,835	Bank of America NA	10/2/2025	(9,005,962)
EUR	18,796,000	USD	22,071,203	Bank of America NA	10/2/2025	(3,759)
EUR	18,950,000	USD	22,051,869	Brown Brothers Harriman & Co.	10/2/2025	196,379
EUR	20,421,000	USD	23,932,697	Goldman Sachs Bank USA	10/2/2025	42,578
EUR	55,142,000	USD	64,749,242	JPMorgan Chase Bank NA	10/2/2025	(9,777)
EUR	179,613,000	USD	210,797,589	JPMorgan Chase Bank NA	10/2/2025	77,054
EUR	36,692,000	USD	43,115,944	JPMorgan Chase Bank NA	10/2/2025	(37,701)
GBP	16,105,000	USD	21,651,452	Morgan Stanley Capital Services LLC	10/1/2025	8,162
GBP	506,102,000	USD	679,694,986	Bank of America NA	10/2/2025	961,590
GBP	1,739,000	USD	2,361,812	State Street Bank & Trust Co	10/2/2025	(23,031)
GBP	5,908,000	USD	7,983,415	State Street Bank & Trust Co	10/2/2025	(37,746)
HKD	253,192,000	USD	32,534,132	Canadian Imperial Bank of Commerce	10/2/2025	1,672
HKD	798,000	USD	102,527	Citibank NA	10/2/2025	18
JPY	16,331,608,879	USD	110,375,139	JPMorgan Chase Bank NA	10/1/2025	59,380
JPY	2,448,550,000	USD	16,548,282	Brown Brothers Harriman & Co.	10/2/2025	8,840
JPY	2,969,500,000	USD	20,280,299	JPMorgan Chase Bank NA	10/2/2025	(200,507)
JPY	415,850,000	USD	2,820,502	JPMorgan Chase Bank NA	10/2/2025	(8,520)
JPY	430,395,800,000	USD	2,896,727,689	JPMorgan Chase Bank NA	10/2/2025	13,613,455
JPY	2,544,650,000	USD	17,124,821	Morgan Stanley Capital Services LLC	10/2/2025	82,130
NOK	1,305,000	USD	132,388	Bank of America NA	10/2/2025	(1,621)
NOK	37,374,631	USD	3,742,703	Bank of America NA	10/2/2025	2,419
NOK	3,935,000	USD	394,522	Brown Brothers Harriman & Co.	10/2/2025	(216)
NOK	1,791,337,000	USD	179,584,457	HSBC Bank USA NA	10/2/2025	(83,678)
NZD	573,101,000	USD	331,553,256	HSBC Bank USA NA	10/2/2025	702,050
SEK	1,870,343,000	USD	198,674,648	Bank of America NA	10/2/2025	(6,331)
SEK	15,140,216	USD	1,608,729	Goldman Sachs Bank USA	10/2/2025	(531)
SGD	16,266,151	USD	12,607,758	Brown Brothers Harriman & Co.	10/2/2025	2,150
SGD	563,462,000	USD	436,859,978	HSBC Bank USA NA	10/2/2025	(50,800)
SGD	25,024,000	USD	19,533,131	JPMorgan Chase Bank NA	10/2/2025	(133,930)
SGD	5,029,000	USD	3,899,087	Morgan Stanley Capital Services LLC	10/2/2025	(487)
USD	346,142	AUD	527,190	Bank of America NA	10/1/2025	(2,699)
USD	712,435,307	AUD	1,089,284,000	Bank of America NA	10/2/2025	(8,343,915)
USD	6,006,068	AUD	9,177,000	Canadian Imperial Bank of Commerce	10/2/2025	(66,352)
USD	715,758,858	AUD	1,087,287,000	Bank of America NA	11/4/2025	(4,053,406)
USD	34,292,824	AUD	51,826,000	Canadian Imperial Bank of Commerce	11/4/2025	(17,336)
USD	25,401	CAD	35,000	Bank of America NA	10/2/2025	251
USD	713,434,877	CAD	980,577,000	JPMorgan Chase Bank NA	10/2/2025	8,845,526
USD	13,772,558	CAD	18,885,000	State Street Bank & Trust Co	10/2/2025	202,823
USD	721,138,217	CAD	1,001,798,000	JPMorgan Chase Bank NA	11/4/2025	68,542
USD	25,993,993	CAD	36,131,000	State Street Bank & Trust Co	11/4/2025	(12,217)
USD	336,524,129	CHF	268,660,000	Goldman Sachs Bank USA	10/2/2025	(967,235)
USD	341,820,060	CHF	271,400,000	Goldman Sachs Bank USA	11/4/2025	(546,384)
USD	261,127,840	DKK	1,665,019,000	HSBC Bank USA NA	10/2/2025	(747,893)
USD	262,561,174	DKK	1,666,909,000	HSBC Bank USA NA	11/4/2025	(253,550)
USD	3,575,135	EUR	3,045,000	Bank of America NA	10/1/2025	152
USD	46,897,713	EUR	40,013,000	JPMorgan Chase Bank NA	10/2/2025	(79,550)
USD	7,938,266,619	EUR	6,781,076,000	Royal Bank of Canada	10/2/2025	(23,055,665)
USD	7,874,496,419	EUR	6,686,119,000	Bank of America NA	11/4/2025	8,127,279
USD	31,647,218	EUR	26,884,000	JPMorgan Chase Bank NA	11/4/2025	17,589
USD	211,787,115	EUR	180,096,000	JPMorgan Chase Bank NA	11/4/2025	(99,873)
USD	662,964,984	GBP	490,047,000	Bank of America NA	10/2/2025	3,900,777
USD	32,046,780	GBP	23,702,000	JPMorgan Chase Bank NA	10/2/2025	169,960
USD	681,415,506	GBP	507,300,000	Bank of America NA	11/4/2025	(971,378)
USD	26,294,236	GBP	19,555,000	Morgan Stanley Capital Services LLC	11/4/2025	(9,875)
USD	32,617,735	HKD	253,990,000	Canadian Imperial Bank of Commerce	10/2/2025	(20,614)
USD	32,579,419	HKD	253,362,000	Canadian Imperial Bank of Commerce	11/4/2025	(4,642)
USD	10,930,179	JPY	1,624,333,875	Morgan Stanley Capital Services LLC	10/1/2025	(53,585)
USD	2,995,402,526	JPY	438,774,350,000	JPMorgan Chase Bank NA	10/2/2025	28,405,535
USD	114,588,066	JPY	16,894,350,000	JPMorgan Chase Bank NA	11/4/2025	(79,682)
USD	2,908,775,022	JPY	430,696,500,000	JPMorgan Chase Bank NA	11/4/2025	(14,509,852)
USD	86,800	NOK	865,763	Brown Brothers Harriman & Co.	10/1/2025	47
USD	178,386,960	NOK	1,796,577,000	HSBC Bank USA NA	10/2/2025	(1,638,892)
USD	2,855,189	NOK	28,506,000	Bank of America NA	11/4/2025	(1,859)
USD	180,367,487	NOK	1,798,832,000	HSBC Bank USA NA	11/4/2025	77,443
USD	337,083,681	NZD	573,101,000	HSBC Bank USA NA	10/2/2025	4,828,375
USD	336,237,254	NZD	580,465,000	HSBC Bank USA NA	11/4/2025	(741,080)
USD	191,155,358	SEK	1,806,810,000	Bank of America NA	10/2/2025	(764,467)
USD	6,725,788	SEK	63,533,000	Bank of America NA	10/2/2025	(22,703)
USD	199,391,340	SEK	1,873,162,000	Bank of America NA	11/4/2025	(27,203)
USD	660,944	SEK	6,207,000	Goldman Sachs Bank USA	11/4/2025	141
USD	2,133,745	SGD	2,752,296	Morgan Stanley Capital Services LLC	10/1/2025	99
USD	10,251,235	SGD	13,124,000	Bank of America NA	10/2/2025	77,197
USD	453,632,477	SGD	580,391,000	HSBC Bank USA NA	10/2/2025	3,699,534
USD	10,374,581	SGD	13,350,000	Brown Brothers Harriman & Co.	11/4/2025	(3,180)
USD	438,702,457	SGD	564,428,000	HSBC Bank USA NA	11/4/2025	(61,489)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						11,920,690
Unrealized Appreciation						78,877,055
Unrealized Depreciation						(66,956,365)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,849,516,401 or 65.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,225,667,573 or 34.8% of net assets.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,990,921.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $511,447.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,892,675	1,875,001,208	1,840,404,010	1,789,834	1,655	-	118,491,528	118,467,834	0.2%
Total	83,892,675	1,875,001,208	1,840,404,010	1,789,834	1,655	-	118,491,528

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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